Selling and Administrative Expenses - Summary of Selling Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [Line Items]
Freight and custody	₩ 1,446,628	₩ 1,414,940	₩ 1,336,969
Sales commissions	73,941	79,080	115,925
Total Selling expenses	368,318	369,245	1,557,277
Selling expenses [member]
Statement of comprehensive income [Line Items]
Freight and custody	180,341	184,675	1,336,969
Operating expenses for distribution center	9,222	10,614	10,503
Sales commissions	73,941	79,080	115,925
Sales advertising	1,552	4,821	3,800
Sales promotion	9,989	13,792	12,414
Sample	2,287	2,716	1,989
Sales insurance premium	32,632	37,251	36,546
Contract cost	38,081	16,992	23,061
Others	₩ 20,273	₩ 19,304	₩ 16,070